Impairment of property, plant and equipment, goodwill, and other intangible assets - Impairment summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment losses
Goodwill	$ 510	$ 635	$ 361
Intangible assets other than goodwill	319	130	153
Property, plant and equipment	3,673	8,182	1,799
Total	4,502	8,947	2,313
Impairment reversals
Intangible assets other than goodwill	0	135	0
Property, plant and equipment	333	627	6,177
Total	333	762	6,177
Cost
Impairment reversals
Reclassifications		0
Cost | Carrying amount of exploration and evaluation assets
Impairment reversals
Reclassifications		0
Cost | Production
Impairment reversals
Reclassifications		(2,779)
Cost | Manufacturing, supply and distribution
Impairment reversals
Reclassifications		527
Cost | Other PPE
Impairment reversals
Reclassifications		2,252
Depreciation, depletion and amortisation, including impairments
Impairment losses
Goodwill	510	635
Impairment reversals
Reclassifications		0
Depreciation, depletion and amortisation, including impairments | Carrying amount of exploration and evaluation assets
Impairment reversals
Reclassifications		0
Depreciation, depletion and amortisation, including impairments | Production
Impairment reversals
Reclassifications		2,217
Depreciation, depletion and amortisation, including impairments | Manufacturing, supply and distribution
Impairment reversals
Reclassifications		(63)
Depreciation, depletion and amortisation, including impairments | Other PPE
Impairment reversals
Reclassifications		(2,154)
Upstream
Impairment losses
Property, plant and equipment			320
Impairment reversals
Property, plant and equipment		203	2,504
Exploration and production
Impairment losses
Property, plant and equipment	783	4,820	868
Impairment reversals
Property, plant and equipment	74	528	5,954
Exploration and production | Upstream
Impairment losses
Property, plant and equipment	240	1,348
Manufacturing, supply and distribution
Impairment losses
Property, plant and equipment	1,278	2,785	474
Impairment reversals
Property, plant and equipment	114	91	72
Other PPE
Impairment losses
Property, plant and equipment	1,612	577	457
Impairment reversals
Property, plant and equipment	145	8	$ 151
Other PPE | Marketing
Impairment losses
Property, plant and equipment	$ 1,518	$ 292